SCHEDULE OF CHANGES RELATED TO VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 349,492	$ 356,735
Additions	196,156	41,083	356,735
Reversals	(6,998)	(48,326)
Foreign exchange translation adjustment	(3,004)
Balance at end of the year	$ 535,646	$ 349,492	$ 356,735